RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)							1 Months Ended			9 Months Ended		12 Months Ended
	Mar. 11, 2025	Sep. 24, 2024	Jan. 11, 2024	Dec. 15, 2023	Dec. 08, 2023	Jul. 14, 2023	May 31, 2024	May 31, 2023	Sep. 30, 2022	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 21, 2025	Mar. 20, 2025
Related Party Transaction [Line Items]
Convertible notes, net													$ 6,773,000
Proceeds received from the convertible notes financing			$ 1,405,000	$ 7,788,000		$ 8,715,000					$ 1,405,000	$ 1,405,000	$ 16,503,000
Private Placement [Member]
Related Party Transaction [Line Items]
Repayment of aggregate principal amount										$ 2,300,000
Convertible Debt [Member]
Related Party Transaction [Line Items]
Convertible notes, net	$ 1,500,000				$ 1,500,000										$ 800,000
Aggregate principal amount					$ 1,500,000
Debt maturity date	Jun. 15, 2025				Jan. 08, 2024
Proceeds received from the convertible notes financing	$ 5,000,000.0
Accrued interest rate	5.00%				6.00%
Convertible Debt [Member] | Promissory Note One [Member]
Related Party Transaction [Line Items]
Convertible notes, net	$ 1,500,000
Aggregate principal amount	$ 1,500,000
Convertible Debt [Member] | Promissory Note Two [Member]
Related Party Transaction [Line Items]
Convertible notes, net														$ 800,000
Aggregate principal amount														$ 800,000
Mr Cherington [Member]
Related Party Transaction [Line Items]
Common stock ownership percentage	32.00%									37.00%
Director [Member]
Related Party Transaction [Line Items]
Monthly installment fees amount								$ 20,000
Factor Bioscience Inc [Member]
Related Party Transaction [Line Items]
Notice period for superseding termination provisions							75 days		120 days
Master services agreement, initial fees payable									$ 5,000,000.0
Number of monthly installments for fees payable									12 months
Monthly installment fees amount									$ 400,000
Master services agreement fees payable									5,000,000.0
Initial license fees obligation									$ 3,500,000
Factor L& C Agreement [Member]
Related Party Transaction [Line Items]
Notice period for customary termination rights		90 days
Factor L& C Agreement [Member] | First Twelve Months [Member]
Related Party Transaction [Line Items]
Costs		$ 200,000
Factor L& C Agreement [Member] | First Nine Months [Member]
Related Party Transaction [Line Items]
Costs		$ 100,000